OTHER OPERATING GAINS - Narrative (Details) $ in Thousands	1 Months Ended				6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($)	Jan. 31, 2022 large_range_2Tanker_vessel_type	Dec. 31, 2021 large_range_2Tanker_vessel_type	Nov. 30, 2021 USD ($) large_range_2Tanker_vessel_type	Jun. 30, 2022 USD ($) large_range_2Tanker_vessel_type	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Proceeds from sale of vessel					$ 80,000	$ 0
Number of newbuild vessels delivered | large_range_2Tanker_vessel_type		2	2	4	2
Gain on sale of vessels					$ 6,055	0
Gain (loss) on contract termination					400
Gain on pooling arrangements					200	1,000
Gain on other claims					1,200	$ 0
Gain on miscellaneous settlements								$ 100
SFL
Revenues from External Customers and Long-Lived Assets [Line Items]
Compensation payment	$ 4,500
LR2 tanker
Revenues from External Customers and Long-Lived Assets [Line Items]
Proceeds from sale of vessel				$ 160,000
Proceeds from productive assets					35,100		$ 68,600
Gain on sale of vessels					$ 6,100			$ 5,100